Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives	12 Months Ended
Dec. 31, 2013
Building [Member] | Minimum [Member]
Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives [Line Items]
Useful lives of property, plant, and equipment	20 years
Building [Member] | Maximum [Member]
Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives [Line Items]
Useful lives of property, plant, and equipment	50 years
Machinery and Equipment [Member] | Minimum [Member]
Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives [Line Items]
Useful lives of property, plant, and equipment	5 years
Machinery and Equipment [Member] | Maximum [Member]
Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives [Line Items]
Useful lives of property, plant, and equipment	15 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives [Line Items]
Software (years)	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Note A - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment Useful Lives [Line Items]
Software (years)	5 years